Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2023 Pay Versus Performance (“PVP”)
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid (“CAP”) and the Company’s financial performance.
Pay versus Performance Table

The following table provides a summary of CAP to the principal executive officer (“PEO”), the average CAP for the non-PEO named executive officers (the “Other NEOs”), total shareholder return (“TSR”), Net Income and the Company-selected financial measure of Adjusted EBITDA excluding special items for 2020, 2021, 2022, and 2023.
(a)	(b1)	(c1)	(b2)	(c2)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)	Summary Compensation Table Total for Former PEO ($)	Compensation Actually Paid to Former PEO ($)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)	Adjusted EBITDA excluding special items ($M)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)
2023	7,344,588	25,664,035	N/A	N/A	3,169,759	8,120,341	231.48	119.09	765	1,508
2022	1,748,249	28,762,436	N/A	N/A	2,329,091	4,209,545	167.93	111.54	469	1,276
2021	17,189,000	27,690,521	7,235,606	(8,426,878)	4,708,450	5,656,805	135.24	95.03	258	1,135
2020	39,091,008	98,381,146	5,060,171	12,187,780	2,206,232	4,270,312	121.11	83.94	211	1,082

See “Attachment C—Calculation of Financial Measures” for the reconciliations to the most directly comparable GAAP (accounting principles generally accepted in the United States of America) measures and management’s rationale for the non-GAAP financial measures used.

Notes to Pay versus Performance Table
Column(s)
(b1)—(c2)
John C. Plant was CEO of Arconic Inc. from February 2019 through March 31, 2020. When the separation occurred on April 1, 2020 (the “April 2020 Arconic Inc. Separation”) in which Arconic Inc. was renamed Howmet Aerospace Inc. and Arconic Corporation was spun off, Mr. Plant and Tolga I. Oal became co-CEOs of Howmet Aerospace until Mr. Oal’s termination in October 2021. At that point, Mr. Plant became sole CEO. Mr. Plant’s compensation is reported in the table in the PEO columns and Mr. Oal’s compensation is reported in the Former PEO columns.

(d)—(e)
Compensation reported in these columns reflects the Other NEOs as reported in the Summary Compensation Table (“SCT”) for that year.
▪
For 2021, 2022, and 2023, the Other NEOs were Kenneth J. Giacobbe, Neil E. Marchuk, Lola F. Lin, and Michael N. Chanatry.

▪
For 2020, the Other NEOs were Kenneth J. Giacobbe, Neil E. Marchuk, Katherine Ramundo, and Paul Myron.

(c1), (c2), and (e)
The dollar amounts shown in these columns reflect “compensation actually paid” calculated in accordance with SEC rules. As required, the dollar amounts include unvested amounts of equity compensation that may be realizable in future periods and may still be forfeited, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid during the applicable years.
The CAP totals represent the SCT totals for the applicable year adjusted as required by SEC rules to exclude the grant date fair value of any equity awards made during the year and to include the fair value of current and prior years’ equity awards as follows:
▪
For awards that vest during the year, the change, as of the vesting date, from the prior year-end value.

▪
For awards that are outstanding (i.e., unvested) as of the end of the year, the fair value as of the end of the year if a new award or for a previously granted award, the change in the fair value from the end of the previous year.

▪
For awards that are forfeited during the year, a negative amount equal to the sum of fair values reported at the end of the prior fiscal year.

The SEC rules also require any change in pension value as reported in the SCT be excluded and to include instead the service cost or prior service cost under pension plans for services rendered by the executive during the applicable year. However, our executives who participate in our defined benefit plans ceased accruing service credit under those plans when they were frozen on April 1, 2018; thus, there is no longer any service cost or prior service cost to be included.

(f)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Aerospace and Defense Industry Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate proxy peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on “Attachment B—Howmet Aerospace Inc. Peer Group Companies”.

(h)
Net income in 2020 was $261 million, which included $50 million of income from discontinued operations due to the April 2020 Arconic Inc. Separation. The 2020 amount of $211 million shown in the table reflects income from continuing operations. There was no income from discontinued operations in 2021, 2022, or 2023, and the amounts shown in the table reflect both net income and income from continuing operations for those years.

(i)	Adjusted EBITDA excluding special items is the financial measure from the tabular list of 2023 Most Important Measures shown below, which, in the Company’s assessment, represents for 2023 the most important performance measure used to link compensation actually paid to the Company’s performance.
The adjustments made to the amounts reported in the SCT to determine CAP are shown in the tables below.
PEO—John C. Plant
	(i)	(ii) Deductions		(iii) Additions			(iv)
Year	SCT Total (i) $	Equity Awards $	Change in Pension Value $	Year-End Value of Equity Awards Granted in Year $	Change in Value of Unvested Equity Awards Granted in Prior Years $	Change in Value of Equity Award Granted in Prior Years Which Vested in Year $	CAP $
2023	7,344,588	0	0	0	7,355,000	10,964,447	25,664,035
2022	1,748,249	0	N/A	0	24,979,737	2,034,450	28,762,436
2021	17,189,000	(15,445,000)	N/A	15,915,000	7,616,362	2,415,160	27,690,521
2020	39,091,008	(37,351,008)	N/A	100,062,740	572,268	(3,993,862)	98,381,146
Former PEO—Tolga I. Oal
	(i)	(ii) Deductions		(iii) Additions			(iv)
Year	SCT Total (i) $	Equity Awards $	Change in Pension Value $	Year-End Value of Equity Awards Granted in Year $	Change in Value of Unvested Equity Awards Granted in Prior Years $	Change in Value of Equity Award Granted in Prior Years Which Vested in Year $	CAP $
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	7,235,606	(3,700,013)	N/A	0	(12,092,669)	130,199	(8,426,878)
2020	5,060,171	(3,500,012)	N/A	11,303,767	(123,286)	(552,860)	12,187,780
Average of Other NEOs
	(i)	(ii) Deductions		(iii) Additions			(iv)
Year	SCT Total (i) $	Equity Awards $	Change in Pension Value $	Year-End Value of Equity Awards Granted in Year $	Change in Value of Unvested Equity Awards Granted in Prior Years $	Change in Value of Equity Award Granted in Prior Years Which Vested in Year $	CAP $
2023	3,169,759	(1,337,539)	(22,237)	2,297,138	3,523,476	489,744	8,120,341
2022	2,329,091	(1,237,539)	N/A	1,386,179	1,585,197	146,617	4,209,545
2021	4,708,450	(3,634,036)	N/A	3,800,011	722,058	60,322	5,656,805
2020	2,206,232	(1,088,135)	(157,718)	3,514,279	30,069	(234,415)	4,270,312
(i)
SCT Total includes salary, annual cash incentive, the present value of equity grants as of the grant date, the change in pension value, and all other compensation.

(ii)
Deductions from SCT Total is the grant date fair value of equity awards granted in each year and any amounts reported in the Change in Pension Value column of the SCT

(iii)
Additions to the SCT Total is the value of equity calculated in accordance with the SEC methodology for determining CAP as described above. Mr. Oal’s large negative number in 2021 is due to his termination in October 2021 and associated forfeiture of all of his outstanding equity awards.

Company Selected Measure Name	Adjusted EBITDA excluding special items
Named Executive Officers, Footnote	(b1)—(c2)
John C. Plant was CEO of Arconic Inc. from February 2019 through March 31, 2020. When the separation occurred on April 1, 2020 (the “April 2020 Arconic Inc. Separation”) in which Arconic Inc. was renamed Howmet Aerospace Inc. and Arconic Corporation was spun off, Mr. Plant and Tolga I. Oal became co-CEOs of Howmet Aerospace until Mr. Oal’s termination in October 2021. At that point, Mr. Plant became sole CEO. Mr. Plant’s compensation is reported in the table in the PEO columns and Mr. Oal’s compensation is reported in the Former PEO columns.

(d)—(e)

Compensation reported in these columns reflects the Other NEOs as reported in the Summary Compensation Table (“SCT”) for that year.
▪
For 2021, 2022, and 2023, the Other NEOs were Kenneth J. Giacobbe, Neil E. Marchuk, Lola F. Lin, and Michael N. Chanatry.

▪
	For 2020, the Other NEOs were Kenneth J. Giacobbe, Neil E. Marchuk, Katherine Ramundo, and Paul Myron.
Peer Group Issuers, Footnote	(f) Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Aerospace and Defense Industry Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate proxy peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on “Attachment B—Howmet Aerospace Inc. Peer Group Companies”.
PEO Total Compensation Amount	$ 7,344,588
PEO Actually Paid Compensation Amount	$ 25,664,035
Adjustment To PEO Compensation, Footnote
Notes to Pay versus Performance Table
Column(s)
(b1)—(c2)
John C. Plant was CEO of Arconic Inc. from February 2019 through March 31, 2020. When the separation occurred on April 1, 2020 (the “April 2020 Arconic Inc. Separation”) in which Arconic Inc. was renamed Howmet Aerospace Inc. and Arconic Corporation was spun off, Mr. Plant and Tolga I. Oal became co-CEOs of Howmet Aerospace until Mr. Oal’s termination in October 2021. At that point, Mr. Plant became sole CEO. Mr. Plant’s compensation is reported in the table in the PEO columns and Mr. Oal’s compensation is reported in the Former PEO columns.

(d)—(e)
Compensation reported in these columns reflects the Other NEOs as reported in the Summary Compensation Table (“SCT”) for that year.
▪
For 2021, 2022, and 2023, the Other NEOs were Kenneth J. Giacobbe, Neil E. Marchuk, Lola F. Lin, and Michael N. Chanatry.

▪
For 2020, the Other NEOs were Kenneth J. Giacobbe, Neil E. Marchuk, Katherine Ramundo, and Paul Myron.

(c1), (c2), and (e)
The dollar amounts shown in these columns reflect “compensation actually paid” calculated in accordance with SEC rules. As required, the dollar amounts include unvested amounts of equity compensation that may be realizable in future periods and may still be forfeited, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid during the applicable years.
The CAP totals represent the SCT totals for the applicable year adjusted as required by SEC rules to exclude the grant date fair value of any equity awards made during the year and to include the fair value of current and prior years’ equity awards as follows:
▪
For awards that vest during the year, the change, as of the vesting date, from the prior year-end value.

▪
For awards that are outstanding (i.e., unvested) as of the end of the year, the fair value as of the end of the year if a new award or for a previously granted award, the change in the fair value from the end of the previous year.

▪
For awards that are forfeited during the year, a negative amount equal to the sum of fair values reported at the end of the prior fiscal year.

The SEC rules also require any change in pension value as reported in the SCT be excluded and to include instead the service cost or prior service cost under pension plans for services rendered by the executive during the applicable year. However, our executives who participate in our defined benefit plans ceased accruing service credit under those plans when they were frozen on April 1, 2018; thus, there is no longer any service cost or prior service cost to be included.

(f)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Aerospace and Defense Industry Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate proxy peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on “Attachment B—Howmet Aerospace Inc. Peer Group Companies”.

(h)
Net income in 2020 was $261 million, which included $50 million of income from discontinued operations due to the April 2020 Arconic Inc. Separation. The 2020 amount of $211 million shown in the table reflects income from continuing operations. There was no income from discontinued operations in 2021, 2022, or 2023, and the amounts shown in the table reflect both net income and income from continuing operations for those years.

(i)	Adjusted EBITDA excluding special items is the financial measure from the tabular list of 2023 Most Important Measures shown below, which, in the Company’s assessment, represents for 2023 the most important performance measure used to link compensation actually paid to the Company’s performance.
The adjustments made to the amounts reported in the SCT to determine CAP are shown in the tables below.
PEO—John C. Plant
	(i)	(ii) Deductions		(iii) Additions			(iv)
Year	SCT Total (i) $	Equity Awards $	Change in Pension Value $	Year-End Value of Equity Awards Granted in Year $	Change in Value of Unvested Equity Awards Granted in Prior Years $	Change in Value of Equity Award Granted in Prior Years Which Vested in Year $	CAP $
2023	7,344,588	0	0	0	7,355,000	10,964,447	25,664,035
2022	1,748,249	0	N/A	0	24,979,737	2,034,450	28,762,436
2021	17,189,000	(15,445,000)	N/A	15,915,000	7,616,362	2,415,160	27,690,521
2020	39,091,008	(37,351,008)	N/A	100,062,740	572,268	(3,993,862)	98,381,146
Former PEO—Tolga I. Oal
	(i)	(ii) Deductions		(iii) Additions			(iv)
Year	SCT Total (i) $	Equity Awards $	Change in Pension Value $	Year-End Value of Equity Awards Granted in Year $	Change in Value of Unvested Equity Awards Granted in Prior Years $	Change in Value of Equity Award Granted in Prior Years Which Vested in Year $	CAP $
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	7,235,606	(3,700,013)	N/A	0	(12,092,669)	130,199	(8,426,878)
2020	5,060,171	(3,500,012)	N/A	11,303,767	(123,286)	(552,860)	12,187,780

Non-PEO NEO Average Total Compensation Amount	$ 3,169,759	$ 2,329,091	$ 4,708,450	$ 2,206,232
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,120,341	4,209,545	5,656,805	4,270,312
Adjustment to Non-PEO NEO Compensation Footnote
Notes to Pay versus Performance Table
Column(s)
(b1)—(c2)
John C. Plant was CEO of Arconic Inc. from February 2019 through March 31, 2020. When the separation occurred on April 1, 2020 (the “April 2020 Arconic Inc. Separation”) in which Arconic Inc. was renamed Howmet Aerospace Inc. and Arconic Corporation was spun off, Mr. Plant and Tolga I. Oal became co-CEOs of Howmet Aerospace until Mr. Oal’s termination in October 2021. At that point, Mr. Plant became sole CEO. Mr. Plant’s compensation is reported in the table in the PEO columns and Mr. Oal’s compensation is reported in the Former PEO columns.

(d)—(e)
Compensation reported in these columns reflects the Other NEOs as reported in the Summary Compensation Table (“SCT”) for that year.
▪
For 2021, 2022, and 2023, the Other NEOs were Kenneth J. Giacobbe, Neil E. Marchuk, Lola F. Lin, and Michael N. Chanatry.

▪
For 2020, the Other NEOs were Kenneth J. Giacobbe, Neil E. Marchuk, Katherine Ramundo, and Paul Myron.

(c1), (c2), and (e)
The dollar amounts shown in these columns reflect “compensation actually paid” calculated in accordance with SEC rules. As required, the dollar amounts include unvested amounts of equity compensation that may be realizable in future periods and may still be forfeited, and as such, the dollar amounts shown do not fully represent the actual final amount of compensation earned or actually paid during the applicable years.
The CAP totals represent the SCT totals for the applicable year adjusted as required by SEC rules to exclude the grant date fair value of any equity awards made during the year and to include the fair value of current and prior years’ equity awards as follows:
▪
For awards that vest during the year, the change, as of the vesting date, from the prior year-end value.

▪
For awards that are outstanding (i.e., unvested) as of the end of the year, the fair value as of the end of the year if a new award or for a previously granted award, the change in the fair value from the end of the previous year.

▪
For awards that are forfeited during the year, a negative amount equal to the sum of fair values reported at the end of the prior fiscal year.

The SEC rules also require any change in pension value as reported in the SCT be excluded and to include instead the service cost or prior service cost under pension plans for services rendered by the executive during the applicable year. However, our executives who participate in our defined benefit plans ceased accruing service credit under those plans when they were frozen on April 1, 2018; thus, there is no longer any service cost or prior service cost to be included.

(f)
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purpose of the TSR comparison is the group of companies included in the S&P 500 Aerospace and Defense Industry Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K. The separate proxy peer group used by the Compensation Committee for purposes of determining compensation paid to our executive officers is described on “Attachment B—Howmet Aerospace Inc. Peer Group Companies”.

(h)
Net income in 2020 was $261 million, which included $50 million of income from discontinued operations due to the April 2020 Arconic Inc. Separation. The 2020 amount of $211 million shown in the table reflects income from continuing operations. There was no income from discontinued operations in 2021, 2022, or 2023, and the amounts shown in the table reflect both net income and income from continuing operations for those years.

(i)	Adjusted EBITDA excluding special items is the financial measure from the tabular list of 2023 Most Important Measures shown below, which, in the Company’s assessment, represents for 2023 the most important performance measure used to link compensation actually paid to the Company’s performance.
The adjustments made to the amounts reported in the SCT to determine CAP are shown in the tables below.
Average of Other NEOs
	(i)	(ii) Deductions		(iii) Additions			(iv)
Year	SCT Total (i) $	Equity Awards $	Change in Pension Value $	Year-End Value of Equity Awards Granted in Year $	Change in Value of Unvested Equity Awards Granted in Prior Years $	Change in Value of Equity Award Granted in Prior Years Which Vested in Year $	CAP $
2023	3,169,759	(1,337,539)	(22,237)	2,297,138	3,523,476	489,744	8,120,341
2022	2,329,091	(1,237,539)	N/A	1,386,179	1,585,197	146,617	4,209,545
2021	4,708,450	(3,634,036)	N/A	3,800,011	722,058	60,322	5,656,805
2020	2,206,232	(1,088,135)	(157,718)	3,514,279	30,069	(234,415)	4,270,312
(i)
SCT Total includes salary, annual cash incentive, the present value of equity grants as of the grant date, the change in pension value, and all other compensation.

(ii)
Deductions from SCT Total is the grant date fair value of equity awards granted in each year and any amounts reported in the Change in Pension Value column of the SCT

(iii)
Additions to the SCT Total is the value of equity calculated in accordance with the SEC methodology for determining CAP as described above. Mr. Oal’s large negative number in 2021 is due to his termination in October 2021 and associated forfeiture of all of his outstanding equity awards.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Company TSR and CAP
The charts below show the relationship between Company TSR and CAP. The charts for the PEO aggregate the CAP for Mr. Plant and Mr. Oal for 2020 and 2021 when they served as co-CEOs.
Mr. Plant received an equity grant in 2020 with a grant date value of $39,091,008 meant to cover three years of annual equity grants. The increase in value from the grant date to the end of the year reflects the strong stock price performance. An increase in Howmet Aerospace’s stock price impacts compensation actually paid in several ways:
▪
An increase in stock price increases the value of the underlying RSUs and increases the fair value of PRSUs.

▪
Mr. Plant’s PRSU award in 2020 could only be earned upon the achievement of stock price targets, thereby aligning his compensation with shareholders.

▪
The PRSU awards for our Other NEOs use relative TSR performance as a multiplier for our 2020, 2021 and 2022 PRSUs and as a separate metric weighted one-third of the outcome for our 2023 PRSUs. The relative TSR performance we use for our PRSUs differs from that in the table above in several important ways:

1.
The peer group that the company uses to measure Total Shareholder Return (the “PRSU Peer Group”) is a broader group of Aerospace & Defense companies (see “Attachment B—Howmet Aerospace Inc. Peer Group Companies” for complete list)

2.
The PRSU Peer Group TSR performance is not weighted by market cap. We feel this more accurately reflects the performance of the peer group by preventing the few large market cap companies from skewing the results.

3.
The PRSU Peer Group uses a monthly average as the starting and ending points for the TSR calculation rather than a single day. This mitigates the possibility of a single day market event influencing the final result and more accurately reflects the stock trading levels from the beginning to the end of the performance period.

The Company’s TSR performance, as measured for our PRSUs, has been at or near the top of our peer group for each of the performance periods.
Measurement Period	Howmet Aerospace TSR Rank Among PRSU Peer Group
April 1, 2020−December 31, 2022	Highest out of 19 other peers
January 1, 2021−Dec 31, 2023	Highest out of 18 other peers
January 1, 2022−March 8, 2024	2nd highest out of 19 other peers
January 1, 2023 -March 8, 2024	3rd highest out of 19 other peers

Compensation Actually Paid vs. Net Income
Adjusted EBITDA excluding special items is used as a metric in our annual incentive plan. Adjusted EBITDA Margin excluding special items or Adjusted EBITDA excluding special items are used as metrics for PRSU awards. Mr. Plant’s PRSUs granted in 2020 were earned on the basis of hitting stock price targets and neither Net Income nor Adjusted EBITDA was used as a performance metric for his awards.
	Both Net Income and Adjusted EBITDA excluding special items increased significantly from 2020 to 2023, which helped drive the Company’s excellent stock price performance, which increased the value of both the PEO and Other NEO awards
Compensation Actually Paid vs. Company Selected Measure
Adjusted EBITDA excluding special items is used as a metric in our annual incentive plan. Adjusted EBITDA Margin excluding special items or Adjusted EBITDA excluding special items are used as metrics for PRSU awards. Mr. Plant’s PRSUs granted in 2020 were earned on the basis of hitting stock price targets and neither Net Income nor Adjusted EBITDA was used as a performance metric for his awards.
Both Net Income and Adjusted EBITDA excluding special items increased significantly from 2020 to 2023, which helped drive the Company’s excellent stock price performance, which increased the value of both the PEO and Other NEO awards.

Total Shareholder Return Vs Peer Group
Relationship Between Company TSR and Peer Group TSR
The peer group used to calculate Total Shareholder Return is the S&P 500 Aerospace & Defense Index consisting of General Dynamics Corporation, Howmet Aerospace Inc., Huntington Ingalls Industries, L3Harris Technologies, Inc., Lockheed Martin Corporation, Northrop Grumman Corporation, RTX Corporation, Textron Inc., The Boeing Company, and TransDigm Group Inc. This is one of the peer groups that is used for the Stock Performance Graph in our annual report.
The amounts in the chart below are the cumulative return of an initial investment of $100 on December 31, 2019 and the reinvestment of dividends. The historical prices underlying the returns presented in the chart have been adjusted to reflect the impact of the April 2020 Arconic Inc. Separation. The return for the peer group is weighted by the market cap of the companies at the beginning of the period. Under this methodology, the Company outperformed its peers on a cumulative 1-year, 2-year, 3-year, and 4-year basis.

Tabular List, Table
List of Most Important Performance Metrics
The financial metrics listed below are used in the Company’s annual cash incentive compensation plan and long-term incentive compensation plan and are the key drivers to compensation actually paid to executives.
In 2023, the financial metrics used in the annual cash incentive compensation plan determine 80% of the plan result. The remaining 20% is based on strategic goals. The compensation paid to executive is dependent upon:
1.
The performance against targets set for each of the financial metrics

2.
The performance against strategic goals

3.
Individual performance factors

In 2023, the metrics used in the long-term incentive compensation plan included internal financial metrics and relative TSR to determine the number of PRSUs earned. The compensation paid to executives is dependent upon:
1.
The performance against the targets set for each of the financial metrics

2.
The relative TSR performance against the PRSU Peer Group

3.
The increase (or decrease) in the stock price from the date of grant to the date of vesting

Metric	Used in Annual Incentive Compensation Plan	Used in Long-Term Incentive Compensation Plan
Adjusted EBITDA Margin excluding special items	For the 2021 performance year	For PRSU awards granted in 2021 and 2022
Adjusted EBITDA excluding special items	For the 2022 and 2023 performance years	For PRSU awards granted in 2023
Adjusted Free Cash Flow	For all performance years from 2020-2023	Not used
Adjusted Earnings per Share excluding special items	Not Used	For PRSU awards granted in 2022 and 2023

Total Shareholder Return Amount	$ 231.48	167.93	135.24	121.11
Peer Group Total Shareholder Return Amount	119.09	111.54	95.03	83.94
Net Income (Loss)	$ 765,000,000	$ 469,000,000	$ 258,000,000	$ 261,000,000
Company Selected Measure Amount	1,508	1,276	1,135	1,082
PEO Name	John C. Plant
Income (Loss) from Continuing Operations, Net of Tax, Attributable to Parent				$ 211,000,000
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent				50,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin excluding special items
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA excluding special items
Non-GAAP Measure Description	(i) Adjusted EBITDA excluding special items is the financial measure from the tabular list of 2023 Most Important Measures shown below, which, in the Company’s assessment, represents for 2023 the most important performance measure used to link compensation actually paid to the Company’s performance.
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Earnings per Share excluding special items
John Plant [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 7,344,588	$ 1,748,249	$ 17,189,000	39,091,008
PEO Actually Paid Compensation Amount	25,664,035	28,762,436	27,690,521	98,381,146
Tolga Oal {Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			7,235,606	5,060,171
PEO Actually Paid Compensation Amount			(8,426,878)	12,187,780
PEO | John Plant [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(15,445,000)	(37,351,008)
PEO | John Plant [Member] | Change in Pension Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | John Plant [Member] | Year-End Value of Equity Awards Granted in Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	15,915,000	100,062,740
PEO | John Plant [Member] | Change in Value of Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,355,000	24,979,737	7,616,362	572,268
PEO | John Plant [Member] | Change in Value of Equity Award Granted in Prior Years Which Vested in Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,964,447	2,034,450	2,415,160	(3,993,862)
PEO | Tolga Oal {Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,700,013)	(3,500,012)
PEO | Tolga Oal {Member] | Year-End Value of Equity Awards Granted in Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	11,303,767
PEO | Tolga Oal {Member] | Change in Value of Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,092,669)	(123,286)
PEO | Tolga Oal {Member] | Change in Value of Equity Award Granted in Prior Years Which Vested in Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			130,199	(552,860)
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,337,539)	(1,237,539)	(3,634,036)	(1,088,135)
Non-PEO NEO | Change in Pension Value
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,237)			(157,718)
Non-PEO NEO | Year-End Value of Equity Awards Granted in Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,297,138	1,386,179	3,800,011	3,514,279
Non-PEO NEO | Change in Value of Unvested Equity Awards Granted in Prior Years
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,523,476	1,585,197	722,058	30,069
Non-PEO NEO | Change in Value of Equity Award Granted in Prior Years Which Vested in Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 489,744	$ 146,617	$ 60,322	$ (234,415)